Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.35

Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
2024110352	D	A	A	A	A	A	D	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	A	A	Property	Value	Appraised value unsupported	Resolved-Revised CDA provided and confirmed as acceptable, item resolved. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. corrected CDA per phone conversation with XXX - Seller-XXX
Counter-The issue in question is not the date, but rather that the CDA Reviewers Section Value of $XXX is higher than the value of the actual appraisal at $XXX due to the revision not reviewed by ClearCapital.  The Desk Review analysis must be performed on the final appraised value after deducting the cost of the pool per appraiser's addendum.  Please provide updated CDA which matches the final appraised value. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Ready for Review-The Date of Signature and Report means this was when the revisions have been addressed and report was resubmitted.

Current copy of report in file is labelled

The Effective Date of Appraisal is based on the original submission and appraisal completion – which is what is reflected on the CDA. This is what the reviewer will use, not the new signature date.
 - Seller-XXX
Counter-Appraisal provided indicates a value of $XXX, with Completion Date of XXX and Effective Date of XXX.   The CDA in file states original valuation returned at $XXX, and shows Appraisal Date as XXX.  Please provide revised CDA from ClearCapital analyzing the final version of the appraisal. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Counter-Document uploaded is for a different property- please provide updated details for the subject transaction as noted below. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Appraisal for $XXX provided with Completion Date of XXX and Effective Date of XXX does not match CDA which indicates original valuation returned at $XXX. Please provide an acceptable explanation for this discrepancy and a copy of the version the Desk Review analyzed. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. corrected CDA per phone conversation with XXX - Seller-XXX
 Ready for Review-Document Uploaded.  - Seller-XXX
 Ready for Review-The Date of Signature and Report means this was when the revisions have been addressed and report was resubmitted.

Current copy of report in file is labelled

The Effective Date of Appraisal is based on the original submission and appraisal completion – which is what is reflected on the CDA. This is what the reviewer will use, not the new signature date.
 - Seller-XXX
 Ready for Review-Document Uploaded.  - Seller-XXX
 Ready for Review-Document Uploaded.  - Seller-XXX
																								Resolved-Revised CDA provided and confirmed as acceptable, item resolved. - Due Diligence Vendor-XXX			XXX.pdf XXX.pdf XXX.pdf XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	NA	NA	XXX
2024110352			D	A	A	A	A	A	D	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Property	Missing Doc - Appraisal	Appraisal is Missing	Resolved-Appraisal provided at resubmission. - Due Diligence Vendor-XXX Ready for Review-Document Uploaded. - Seller-XXX Open-Appraisal is Missing - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Appraisal provided at resubmission. - Due Diligence Vendor-XXX			XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	NA	NA	XXX
2024110353			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA